Income taxes - Income Tax Expense (Recovery) Reconciliation Canada (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Income Tax [Abstract]
Loss before income taxes	$ (144,051)	$ (659,509)
Income tax recovery at the statutory tax rate	(38,174)	(174,770)
Impact of rate differential of foreign jurisdiction	7,805	10,916
Non-deductible share-based compensation and related costs	3,540	9,298
Accounting loss (gain) on repurchase of equity	3,127	(388)
Adjustment related to prior years	4,484	3,431
Goodwill impairment	0	147,457
Net changes in unrecognized benefits of deferred tax assets	14,515	10,756
Impact of foreign exchange	3,845	1,674
Other non-deductible expenses and non-taxable amounts	1,219	(687)
Total income tax expense	361	7,687
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	21,972	18,345
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	$ 7,457	$ 7,589